CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - National Holdings Investments Ltd [Member] - USD ($)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ (30,873)	$ (1,051)	$ (31,924)
Beginning balance, value at Jun. 15, 2022
Beginning balance, shares at Jun. 15, 2022
Common Stock, $0.0001 par value, 100,000,000 shares authorized
Net loss		(30,873)		(30,873)
Foreign currency translation adjustments, net of tax			(1,051)	(1,051)
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		(30,873)	(1,051)	(31,924)
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ (30,873)	$ (1,051)	$ (31,924)